Victory Extended Market Index Fund Investment Strategy - Victory Extended Market Index Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund’s principal investment strategy is, under normal market conditions, to invest at least 80% of its assets in securities or other financial instruments of companies that are components of, or have economic characteristics similar to, the securities included in the Index. This strategy may be changed upon 60 days’ prior written notice to shareholders.The Index is a market-cap weighted index consisting of the small- and mid-cap companies in the U.S. equity market. The Index consists of the securities within the VettaFi US Equity 3000 IndexSM (“Parent Index”) after eliminating the largest 500 companies. The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. The number of securities in the Index fluctuates and may be more or less than 2,500. As of June 30, 2025, the market capitalization range of the companies included in the Index was between $8 million and less than $19.45 billion. The size of companies in the Index changes with market conditions and the composition of the Index.In seeking to track the performance of the Index, the Fund uses the “sampling” method of indexing. Under this approach, the Fund selects a representative sample of stocks and/or derivatives that resemble the Index in terms of industry weightings, market capitalization, and other characteristics. It is not the Fund’s intent to fully replicate the Index.